Derivative financial instruments and Short positions (Details 8) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Swap contract [member] | Hedge Instruments [Member]
IfrsStatementLineItems [Line Items]
Curve Value	R$ 437,702	R$ 84,767
Adjustment to Market Value	48,140	(2,204)
Accounting Value	485,842	82,563
Swap contract [member] | Hedge Instruments [Member] | Credit Operation Hedge [Member]
IfrsStatementLineItems [Line Items]
Curve Value	437,702
Adjustment to Market Value	48,140
Accounting Value	485,842
Swap contract [member] | Hedge Instruments [Member] | Hedge of Securities [Member]
IfrsStatementLineItems [Line Items]
Curve Value
Adjustment to Market Value
Accounting Value
Swap contract [member] | Hedge Instruments [Member] | Credit Operations Hedge [Member]
IfrsStatementLineItems [Line Items]
Curve Value		84,767
Adjustment to Market Value		(2,204)
Accounting Value		82,563
Swap contract [member] | Hedge Objects [Member]
IfrsStatementLineItems [Line Items]
Curve Value	461,499	84,937
Adjustment to Market Value	(24,687)	3,175
Accounting Value	436,812	88,112
Swap contract [member] | Hedge Objects [Member] | Credit Operation Hedge [Member]
IfrsStatementLineItems [Line Items]
Curve Value	461,499
Adjustment to Market Value	(24,687)
Accounting Value	436,812
Swap contract [member] | Hedge Objects [Member] | Hedge of Securities [Member]
IfrsStatementLineItems [Line Items]
Curve Value
Adjustment to Market Value
Accounting Value
Swap contract [member] | Hedge Objects [Member] | Credit Operations Hedge [Member]
IfrsStatementLineItems [Line Items]
Curve Value		84,937
Adjustment to Market Value		3,175
Accounting Value		88,112
Futures contract [member] | Hedge Instruments [Member]
IfrsStatementLineItems [Line Items]
Adjustment to Market Value		(7,913)
Futures contract [member] | Hedge Instruments [Member]
IfrsStatementLineItems [Line Items]
Curve Value	75,057,601	41,437,967	R$ 46,649,331
Adjustment to Market Value	3,862,299		(0)
Accounting Value	78,919,900	41,430,054	46,649,331
Futures contract [member] | Hedge Instruments [Member] | Credit Operation Hedge [Member]
IfrsStatementLineItems [Line Items]
Curve Value	11,451,502
Adjustment to Market Value	686,249
Accounting Value	12,137,751
Futures contract [member] | Hedge Instruments [Member] | Hedge of Securities [Member]
IfrsStatementLineItems [Line Items]
Curve Value	3,971,751	38,587,378	46,649,331
Adjustment to Market Value	(0)	6,527	(0)
Accounting Value	3,971,751	38,593,904	46,649,331
Futures contract [member] | Hedge Instruments [Member] | Funding Hedge 1 [Member]
IfrsStatementLineItems [Line Items]
Curve Value	59,634,348
Adjustment to Market Value	3,176,050
Accounting Value	62,810,398
Futures contract [member] | Hedge Instruments [Member] | Credit Operations Hedge [Member]
IfrsStatementLineItems [Line Items]
Curve Value	14,039,535	2,850,589
Adjustment to Market Value		(14,439)
Accounting Value		2,836,150
Futures contract [member] | Hedge Objects [Member]
IfrsStatementLineItems [Line Items]
Curve Value	75,953,237	46,351,128	42,529,036
Adjustment to Market Value	1,729,350	(2,031,108)	2,802,690
Accounting Value	77,682,587	44,320,021	45,331,727
Futures contract [member] | Hedge Objects [Member] | Credit Operation Hedge [Member]
IfrsStatementLineItems [Line Items]
Curve Value	10,529,915
Adjustment to Market Value	3,067,594
Accounting Value	13,597,509
Futures contract [member] | Hedge Objects [Member] | Hedge of Securities [Member]
IfrsStatementLineItems [Line Items]
Curve Value	3,787,939	43,612,299	42,529,036
Adjustment to Market Value	(609,013)	(2,046,793)	2,802,690
Accounting Value	3,178,926	41,565,506	R$ 45,331,727
Futures contract [member] | Hedge Objects [Member] | Funding Hedge 1 [Member]
IfrsStatementLineItems [Line Items]
Curve Value	61,635,383
Adjustment to Market Value	(729,231)
Accounting Value	60,906,152
Futures contract [member] | Hedge Objects [Member] | Credit Operations Hedge [Member]
IfrsStatementLineItems [Line Items]
Curve Value	R$ 12,251,307	2,738,830
Adjustment to Market Value		15,685
Accounting Value		R$ 2,754,515